Long-Term Obligations (Notes)	12 Months Ended
Dec. 26, 2020
Debt Disclosure [Abstract]
Debt Disclosure	Long-Term Obligations
Long-term obligations as of December 26, 2020 and December 28, 2019 were as follows:

(In thousands)	12/26/2020	12/28/2019
Revolving credit facilities	$78,310	$70,000
Term loan, net of debt issuance costs	491,836	268,660
Convertible senior notes	—	60,439
Finance lease liability	851	1,739
Total long-term obligations	570,997	400,838
Less current installments	104,053	157,638
Total long-term obligations, excluding current installments	$466,944	$243,200

Franchise Group New Holdco Credit Agreement and Term Loan

On February 14, 2020, the Company, through an indirect subsidiary, executed a term loan agreement with GACP Finance Co., LLC for an amount of $575.0 million (the “FGNH Credit Agreement”), which consists of a $375.0 million first out tranche (the “FGNH Tranche A-1 Term Loan”) and a $200.0 million last out tranche (the “FGNH Tranche A-2 Term Loan”). The term loan will mature on February 14, 2025, unless the maturity is accelerated subject to the terms set forth in the term loan agreement.

The FGNH Credit Agreement will, at the option of the Company, bear interest at either (i) a rate per annum based on LIBOR for an interest period of one, two, three or six months, plus an interest rate margin of 8.0% for the FGNH Tranche A-1 Term Loan and 12.5% for the FGNH Tranche A-2 Term Loan with a 1.50% LIBOR floor, or (ii) an alternate base rate determined as provided in the FGNH Credit Agreement, plus an interest rate margin of 7.0% for the FGNH Tranche A-1 Term Loan and 11.5% for the FGNH Tranche A-2 Term Loan with a 2.50% alternate base rate floor. Interest is payable in arrears at the end of each fiscal quarter. The Company is required to repay the FGNH Credit Agreement in equal fiscal quarterly installments of $6.25 million on the last day of each fiscal quarter, commencing with the fiscal quarter ending June 27, 2020. Further, the Company is required to prepay the FGNH Credit Agreement with 50% of consolidated excess cash flow on a quarterly basis with the net cash proceeds of certain other customary events. All repayments or prepayments (whether voluntary or mandatory) of the FGNH Credit Agreement, other than the fixed quarterly installments and excess cash flow prepayments are subject to early repayment fees.

The FGNH Credit Agreement includes customary affirmative, negative, and financial covenants binding on the Company and its subsidiaries, including delivery of financial statements and other reports. The negative covenants limit the ability of the Company and its subsidiaries, among other things, to incur debt, incur liens, make investments, sell assets, pay dividends on its capital stock and enter into transactions with affiliates. The financial covenants set forth in the FGNH Credit Agreement include a maximum total leverage ratio (net of certain cash) and a minimum fixed charge coverage ratio, to be tested at the end of each fiscal quarter, in each case with respect to certain subsidiaries of the Company. In addition, the FGNH Credit Agreement includes customary events of default, the occurrence of which may require that the Company pay an additional 2.0% interest.

In addition to financing the American Freight Acquisition and its related acquisition costs, a portion of the proceeds from the FGNH Credit Agreement and the FGNH ABL Term Loan (as defined below) were used to repay the Buddy’s and Sears Outlet’s term loan for an outstanding amount of $101.6 million and $106.7 million including accrued interest, respectively. The early repayment of the term loans resulted in additional interest expense of $4.6 million for the write-off of deferred financing costs and $4.0 million for a prepayment penalty. The prepayment penalty is recorded in the Other income (expense) line of the consolidated statements of operations for the year ended December 26, 2020.

On May 1, 2020, the Company entered into an amendment to the FGNH Credit Agreement to provide for the joinder of Franchise Group Intermediate L 1, LLC, an indirect subsidiary of the Company, and each of its direct and indirect subsidiaries (collectively, the “Liberty Tax Entities”), to the FGNH Term Loan Credit Agreement and the FGNH ABL Credit Agreement, respectively, as borrowers thereunder, and in connection therewith, certain related security documents provided for the Liberty Tax Entities to grant or continue to grant liens on substantially all of their assets to secure the obligations under the FGNH Term Loan Credit Agreement and the FGNH ABL Credit Agreement. Further, the amendment modified the FGNH Term Loan Credit Agreement and the FGNH ABL Credit Agreement, respectively, to, among other things, (i) permit certain ordinary course and otherwise anticipated activities of the Liberty Tax Entities and (ii) make certain technical modifications related to the COVID-19 pandemic and other events.

Franchise Group New Holdco New ABL Credit Agreement and New ABL Term Loan

On September 23, 2020, the Company, through direct and indirect subsidiaries, entered into an ABL Credit Agreement (the “New ABL Credit Agreement”) with various lenders which provides for a senior secured revolving loan facility (the “New ABL Revolver”) with commitments available to the Company of the lesser of (i) $125.0 million and (ii) a borrowing base based on the eligible credit card receivables, accounts, inventory and revenue due under certain rental agreements, less certain reserves. The New ABL Credit Agreement also includes a $15.0 million swingline subfacility and a $15.0 million letter of credit subfacility. The Company borrowed approximately $32.7 million on September 23, 2020, the proceeds of which were used to prepay certain existing indebtedness under the existing FGNH ABL Credit Agreement (as defined below), to pay fees and expenses in connection with the New ABL Credit Agreement, and for general corporate purposes.

The New ABL Revolver will mature on the earlier of September 23, 2025 and the maturity date under the FGNH Credit Agreement (i.e., February 14, 2025), unless the maturity is accelerated subject to the terms set forth in the New ABL Credit Agreement. Borrowings under the New ABL Revolver will bear interest at either (i) a rate per annum based on LIBOR for an interest period of one, two, three or six months (or, if all applicable twelve months), plus an interest rate margin that ranges from 3.50% to 3.75%, depending on the total leverage ratio of the Company, with a 1.00% LIBOR floor (a “New ABL LIBOR Loan”), or (ii) an alternate base rate determined as provided in the New ABL Credit Agreement, plus an interest rate margin that ranges from 2.50% to 2.75%, depending on the total leverage ratio of the Company, with an effective 2.00% alternate base rate floor (a “New ABL ABR Loan”). Interest on New ABL LIBOR Loans is payable in arrears at the end of each applicable interest period (and, with respect to any six- or twelve-month interest period, at three month intervals after the first day of such interest period), and interest on New ABL ABR Loans is payable in arrears on the first day of each month.

If the sum of the outstanding principal amount of the outstanding loans (including swingline loans) under the New ABL Revolver and the outstanding amount of letter of credit obligations thereunder exceeds the borrowing base, the Company is required to prepay the loans under the New ABL Revolver (including swingline loans) or cash collateralize letters of credit thereunder in the amount of any such excess. The Company is also required to prepay the loans under the New ABL Revolver, subject to the agreements between the New ABL Credit Agreement lenders and the FGNH Credit Agreement lenders, with the net cash proceeds of certain other customary events (subject to certain customary reinvestment rights). The Company may make voluntary prepayments of the loans under the New ABL Revolver from time to time. Amounts repaid may be re-borrowed, subject to compliance with the borrowing base and the other conditions set forth in the New ABL Credit Agreement. The Company may be required to pay LIBOR breakage and redeployment costs in certain limited circumstances. The New ABL Credit Agreement also includes a covenant that availability must not be less than the greater of $12.5 million and 12.5% of the lesser of $125.0 million and the borrowing base. In addition, the New ABL Credit Agreement includes customary events of default, the occurrence of which may require that the Company pay an additional 2.0% interest on the outstanding loans under the New ABL Revolver.

Franchise Group New Holdco ABL Credit Agreement and ABL Term Loan

On February 14, 2020, the Company, through direct and indirect subsidiaries, entered into an ABL credit agreement (the "FGNH ABL Credit Agreement") with various lenders which provided the Company with a $100.0 million senior secured asset based term loan (the “FGNH ABL Term Loan”). On February 14, 2020, the Company borrowed $100.0 million on the FGNH ABL Term Loan to finance the acquisition of American Freight. On September 23, 2020, the Company repaid in full all amounts that were outstanding under the FGNH ABL Term Loan and terminated the FGNH ABL Credit Agreement.

B. Riley ABL Commitment

On May 1, 2020, in connection with the American Freight Acquisition and the ABL Credit Agreement, the Company entered into an Amended and Restated ABL Commitment Letter with B. Riley Financial, Inc. ("B. Riley") pursuant to which B. Riley agreed to provide, subject to the terms and conditions set forth therein, a backstop commitment for a $100.0 million asset-based lending facility. The ABL Commitment Letter was terminated on September 25, 2020.
Vitamin Shoppe Term Loan

On December 16, 2019 as part of the Vitamin Shoppe Acquisition, the Company, through direct and indirect subsidiaries, entered into a Loan and Security Agreement (the “Vitamin Shoppe Term Loan Agreement”) that provides for a $70.0 million senior secured term loan (the "Vitamin Shoppe Term Loan") which matures on December 16, 2022. On May 22, 2020, the Company purchased $5.3 million of the Vitamin Shoppe Term Loan from one of the participating lenders, which effectively retired that portion of the term loan. On August 13, 2020, the Company repaid in full the remaining balance outstanding under the Vitamin Shoppe Term Loan and terminated the Vitamin Shoppe Term Loan Agreement on August 25, 2020.

Vitamin Shoppe ABL Revolver

On December 16, 2019, the Company, through direct and indirect subsidiaries, entered into a Second Amended and Restated Loan and Security Agreement (the “ Vitamin Shoppe ABL Agreement”) providing for a senior secured revolving loan facility (the “Vitamin Shoppe ABL Revolver”) with commitments available to the Company of the lesser of (i) $100.0 million and (ii) a specified borrowing base based on our eligible credit card receivables, accounts receivable and inventory, less certain reserves, and as to each of clauses (i) and (ii), less a $10.0 million availability block. The Vitamin Shoppe ABL Revolver will mature on December 16, 2022, unless the maturity is accelerated subject to the terms set forth in the Vitamin Shoppe ABL Agreement. The Company borrowed $70.0 million on December 16, 2019, the proceeds of which were used to consummate the Vitamin Shoppe Acquisition. The ABL Agreement amended and restated the existing Amended and Restated Loan and Security Agreement (the “Existing Vitamin Shoppe ABL Agreement”), dated as of January 20, 2011. The Vitamin Shoppe ABL Revolver also provides for letters of credit. As of December 26, 2020, $8.4 million in committed letters of credit under the facility.

The Company's obligations under the ABL Agreement are secured by substantially all of the assets of the Vitamin Shoppe segment. The Intercreditor Agreement sets forth the relative priorities of the security interests granted with respect to the Vitamin Shoppe ABL Revolver and those granted with respect to the Vitamin Shoppe Term Loan. The security interest granted to the Vitamin Shoppe ABL Revolver lenders is senior to that granted to the Vitamin Shoppe Term Loan lenders with respect to, among other assets, accounts receivable, inventory and deposit accounts.

Borrowings under the Vitamin Shoppe ABL Revolver will, at the Company's option, bear interest at either (i) a rate per annum based on LIBOR for an interest period of one, two, three or six months, plus an interest rate margin that ranges from 1.25% to 1.75%, depending on excess availability (a “LIBOR Loan”), with a 0.0% LIBOR floor, or (ii) an alternate base rate determined as provided in the Vitamin Shoppe ABL Agreement, plus an interest rate margin that ranges from 0.25% to 0.75%, depending on excess availability (an “ABR Loan”), with a 1.0% alternate base rate floor. Interest on LIBOR Loans is payable in arrears at the end of each applicable interest period (and, with respect to a six-month interest period, three months after commencement of the interest period), and interest on ABR Loans is payable in arrears on the first business day of each calendar quarter.

Subject to the Intercreditor Agreement, the Company is required to repay borrowings under the Vitamin Shoppe ABL Revolver with the net cash proceeds of certain customary events (subject to certain customary reinvestment rights). Further, if the outstanding principal amount of the borrowings under the Vitamin Shoppe ABL Revolver at any time exceeds the lesser of $100.0 million and the borrowing base, less, in each case, a $10.0 million availability block, the Company must prepay any such excess.

The Vitamin Shoppe ABL Agreement includes customary affirmative and negative covenants binding on the Company and its subsidiaries, including the delivery of financial statements, borrowing base certificates and other reports. The negative covenants limit the ability of the Company and its subsidiaries, among other things, to incur debt, incur liens, make investments, sell assets, pay dividends on its capital stock and enter into transactions with affiliates. In addition, the Vitamin Shoppe ABL Agreement includes customary events of default, the occurrence of which may require the Company to pay an additional 2.0% interest on the borrowings under the Vitamin Shoppe ABL Revolver.

Vitamin Shoppe Convertible Senior Notes

On December 16, 2019, as part of the Vitamin Shoppe Acquisition, the Company assumed $60.4 million in aggregate principal amount of 2.25% Convertible Senior Notes ("Convertible Notes"). The Convertible Notes had a maturity date of December 1, 2020.
Prior to July 1, 2020, the Convertible Notes would have been convertible only under certain circumstances. The Convertible Notes are convertible at an initial conversion rate of 25.1625 shares of the Company's common stock per $1,000 principal amount of the Convertible Notes. The conversion rate is subject to adjustment in some events but will not be adjusted for any accrued and unpaid interest. In addition, following certain corporate events that occur prior to the maturity date, the Company is required to increase, in certain circumstances, the conversion rate for a holder who elects to convert its Convertible Notes in connection with such a corporate event including customary conversion rate adjustments in connection with a "make-whole fundamental change" as defined. Upon conversion, the Company may satisfy its conversion obligation by paying or delivering, as applicable, cash, shares of its common stock or a combination of cash and shares of its common stock, at its election. On February 7, 2020, the Company completed the repurchase of the Convertible Notes for a purchase price of $60.6 million, which includes accrued interest.

Sears Outlet Credit Agreement

On October 23, 2019 as part of the Sears Outlet Acquisition, the Company, through indirect subsidiaries, entered into a credit agreement (the “Sears Outlet Credit Agreement”) that provides for a $105.0 million first priority senior secured term loan, net of financing costs of $2.8 million, which matures on October 23, 2023. The Company was in compliance with all covenants of the Sears Outlet Credit Agreement as of December 28, 2019. On February 14, 2020 the Company repaid in full all amounts that were outstanding under the Sears Outlet Credit Agreement and terminated the Sears Outlet Credit Agreement.

Buddy's Credit Agreement

On July 10, 2019 as part of the Buddy's Acquisition, the Company, through an indirect subsidiary, entered into a Credit Agreement (the "Buddy's Credit Agreement") that provides for an $82.0 million first priority senior secured term loan which matures on July 10, 2024. On August 23, 2019, as part of the 41 stores acquisition from A-Team, the Buddy's Credit Agreement was amended. The amendment provides for a $23.0 million first priority senior secured loan (the “Buddy’s Additional Term Loan”), net of financing costs of $0.4 million. On September 30, 2019, the Buddy's Credit Agreement was further amended to update the agreed consolidated EBITDA figures for September 30, 2018, December 31, 2018, March 31, 2019 and June 30, 2019 and to clarify the circumstances under which acquisitions may be given pro forma effect in the calculation of consolidated EBITDA. The Company was in compliance with all covenants of the Buddy’s Credit Agreement as of December 28, 2019. On February 14, 2020, the Company repaid in full all amounts that were outstanding under the Buddy's Credit Agreement and Buddy's Additional Term Loan and terminated the Buddy's Credit Agreement and Buddy's Additional Term Loan Agreement.

Vintage Subordinated Note

On May 16, 2019, the Company also entered into a Subordinated Note (the “Subordinated Note”) payable to Vintage Capital Management LLC (“Vintage”). The aggregate principal amount of all loans to be made by Vintage under the Subordinated Note was limited to $10.0 million. Any indebtedness owed to Vintage under the Subordinated Note was subordinate to and subject in right and time of payment to the Revolving Credit Facility. The Company did not make any borrowings under the Subordinated Note. The Subordinated Note was terminated effective with the October 2, 2019 amendment of the Liberty Tax Credit Agreement.

Compliance with Debt Covenants

The Company's revolving credit and long-term debt agreements impose restrictive covenants on it, including requirements to meet certain ratios. As of December 26, 2020, the Company was in compliance with all covenants under these agreements and, based on a continuation of current operating results, the Company expects to continue to be in compliance for the next 12 months.
Aggregate maturities of long-term debt at December 26, 2020 were as follows:

Fiscal Year	(In thousands)
2021	$104,053
2022	25,103
2023	25,005
2024	25,000
2025	391,836
Thereafter	—
Total long-term obligations	$570,997